Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income taxes

26.   Income taxes

The reconciliation of income tax expense for the years ended December 31, 2024, 2023 and 2022 consists of the following:

	2024	2023	2022
	$	$	$
Loss from continuing operations before income taxes	(14,915,529)	(18,230,588)	(26,703,662)
Statutory federal and provincial tax rate	26.50%	26.50%	26.50%
Income tax recovery at the statutory tax rate	(3,952,615)	(4,831,106)	(7,076,470)
Permanent differences	(118,813)	2,557,822	1,639,590
Book to filing adjustments	-	(119,668)	438,255
Share issuance cost booked directly to equity	(126,188)	-	-
Impact of tax rate changes	(197,652)	(42,277)	-
Foreign exchange	2,250,728	(582,404)	1,044,135
Change in tax benefits not recognized	2,144,540	3,017,633	3,954,490

Deferred tax assets have not been recognized in respect of the following temporary differences as at December 31, 2024 and 2023:

	2024	2023	2022
	$	$
Non-capital losses - Canada	96,555,590	88,880,329	77,271,986
Net-operating loss - US	5,073,167	5,073,156	5,120,395
Unrealized foreign exchange loss	-	-	94,733
Share-issuance costs	631,807	1,046,314	2,045,027
Capital losses carried forward	3,248,902	3,534,651	-
Other investments	2,320,154	2,528,002	5,542,253
IFRS 16	294	5,814	37,439
Property, plant and equipment	1,249,717	849,854	324,798
Total	109,079,631	101,918,120	90,436,631

The Company's Canadian non-capital income tax losses expire as follows:

2038	$5,702,162
2039	10,100,844
2040	20,283,487
2041	18,140,317
2042	19,006,739
2043	6,846,306
2044	10,245,472
Indefinite	6,230,263
$96,555,590

The Company has cumulative US federal net operating loss carryforwards of approximately $5.07 million which will start to expire in 2026. Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership pursuant to United States Internal Revenue Code (“IRC”) § 382, and similar state provisions. As a result of the acquisition of Prismic on June 28, 2019, the preacquisition net operating loss carryforwards of approximately $4.93 million could be subject to IRC § 382 limitation as the acquisition could constitute a change of ownership.